Long-term investments - Held-to-maturity investments and other long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long-term investments
Equity investments - equity method	¥ 44,415	$ 6,970	¥ 43,689
Equity investments - measurement alternative	153,643	24,110	142,199
Equity investments - securities (Note 23(a))	988	155
Held-to-maturity investments	2,901	455	2,653
Other long-term investments	0		78,325
Total	¥ 201,947	$ 31,690	¥ 266,866